Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Modified as Troubled Debt Restructurings (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 1,879	¥ 19	¥ 2,066	¥ 329
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	208	19	395	329
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded investment	3	2	7	4
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Recorded investment	205	¥ 17	388	¥ 325
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	1,671		1,671
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies in overseas
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 1,671		¥ 1,671